DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)
Subsidiary, Sale of Stock [Line Items]
Aggregate IPO related costs	$ 1,656	$ 2,126,000
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate IPO related costs	$ 1,656	2,126,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred costs		1,266,000
IPO [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate IPO related costs		$ 2,100,000